Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

The Company considers general cybersecurity risk management as part of its overall enterprise risk management system.

The Company has established policies and procedures for all key aspects of its cybersecurity program to combat threats and risks affecting its business, including steps such as; (i) implementing  an XDR (Advanced Endpoint Detection and Response) system, including peripherals blocking tools, (ii)  implementing SIEM SOC and 24x7 monitoring, (iii) implementing  network segmentation and security tools, (iv) implementing VPN’s (Virtual Private Networks) and MFA ((Multi-Factor Authentication) for secured access, (v) conducting employee cyber-awareness training, and  (vi) ensuring full backup for all servers as part of our BCP (Business Continuity Plan);

In addition, as part of the Company’s cybersecurity governance framework, the Company also assesses potential cybersecurity threats related to third-party providers and counterparties and ensures that such providers use appropriate protection measures, such as virtual private networks and two-factor authentication.

To enhance our cybersecurity capabilities, we're actively investing in IT security measures. This includes identifying and safeguarding critical assets, fortifying our security infrastructure, and implementing robust monitoring and alert systems. We're collaborating with cybersecurity experts and external consultants to assess our information security landscape, identify vulnerabilities, and adopt industry-best practices. This involves leveraging a range of third-party tools and technologies to improve our overall cybersecurity.

Cybersecurity Threats

For the year ended December 31, 2024, through to the date of this annual report, there were no security incidents or breaches leading to material risks from cybersecurity threats, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition. Nevertheless, in November 2024, we were the subject of a cyberattack originating in Iran. See "Item 3.D. – Risk Factors", under the caption "Significant disruptions of our information technology systems or breaches of our data security could adversely affect our business" for additional information regarding the November 2024 cyberattack.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company considers general cybersecurity risk management as part of its overall enterprise risk management system.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For the year ended December 31, 2024, through to the date of this annual report, there were no security incidents or breaches leading to material risks from cybersecurity threats, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

The Board of Directors considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures.

In 2021, our Audit Committee held a meeting and reviewed a presentation regarding our cybersecurity processes. In January 2024, considering the rapid changes in cybersecurity and the emergence of new cybersecurity threats, our Board of Directors determined that the Company should take steps to ensure that the Company is able to meet the new challenges in this area, and commissioned a new internal audit for 2024 relating to the Company’s cybersecurity measures.

The Audit concerning cyber security measures was conducted throughout 2024. In October 2024 the members of the Board were provided with the Audit Report. The Board of Directors held a discussion concerning the Report and its evaluation. The Board resolved to adopt the measures recommended by management, including with respect to the appointment of a Steering Committee for Implementing Data Protection Measures.

In Addition, the company's cybersecurity procedures were revised to include additional requirements for board involvement. These revisions outline, among other things, specific circumstances where the board's acknowledgement, or actual involvement, is necessary on cybersecurity matters.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	our Board of Directors determined that the Company should take steps to ensure that the Company is able to meet the new challenges in this area, and commissioned a new internal audit for 2024 relating to the Company’s cybersecurity measures.
Cybersecurity Risk Role of Management [Text Block]	The Company has established policies and procedures for all key aspects of its cybersecurity program to combat threats and risks affecting its business, including steps such as; (i) implementing an XDR (Advanced Endpoint Detection and Response) system, including peripherals blocking tools, (ii) implementing SIEM SOC and 24x7 monitoring, (iii) implementing network segmentation and security tools, (iv) implementing VPN’s (Virtual Private Networks) and MFA ((Multi-Factor Authentication) for secured access, (v) conducting employee cyber-awareness training, and (vi) ensuring full backup for all servers as part of our BCP (Business Continuity Plan);
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Board resolved to adopt the measures recommended by management, including with respect to the appointment of a Steering Committee for Implementing Data Protection Measures.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Board of Directors determined that the Company should take steps to ensure that the Company is able to meet the new challenges in this area, and commissioned a new internal audit for 2024 relating to the Company’s cybersecurity measures.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
In 2021, our Audit Committee held a meeting and reviewed a presentation regarding our cybersecurity processes. In January 2024, considering the rapid changes in cybersecurity and the emergence of new cybersecurity threats, our Board of Directors determined that the Company should take steps to ensure that the Company is able to meet the new challenges in this area, and commissioned a new internal audit for 2024 relating to the Company’s cybersecurity measures.

The Audit concerning cyber security measures was conducted throughout 2024. In October 2024 the members of the Board were provided with the Audit Report. The Board of Directors held a discussion concerning the Report and its evaluation. The Board resolved to adopt the measures recommended by management, including with respect to the appointment of a Steering Committee for Implementing Data Protection Measures.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true